2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Details
Working capital	$ 757,336	$ 178,037	$ 187,353
Net loss and comprehensive loss for the year	(400,029)	(2,438,331)	(683,137)
Deficit	$ (38,533,386)	$ (38,133,357)	$ (35,695,026)